Employee Benefit Plans (Accumulated Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Plan Assets:
Fair value of plan assets at beginning of year	$ 272.6
Fair value of plan assets at end of year	246.2	$ 272.6
Amounts recognized in the statement of financial position consist of:
Noncurrent liabilities	(12.1)	(11.0)
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	251.6	276.8
Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	276.8	261.7
Interest cost	9.9	11.3	$ 11.0
Actuarial (gain) loss	(17.1)	24.7
Benefits paid	(18.0)	(20.9)
Projected benefit obligation at end of year	251.6	276.8	261.7
Change in Plan Assets:
Fair value of plan assets at beginning of year	272.6	269.8
Actual return on plan assets	(5.5)	26.5
Estimated expenses	(2.9)	(2.8)
Benefits paid	(18.0)	(20.9)
Fair value of plan assets at end of year	246.2	272.6	$ 269.8
Underfunded status	(5.4)	(4.2)
Amounts recognized in the statement of financial position consist of:
Noncurrent liabilities	(5.4)	(4.2)
Net amount recognized	$ (5.4)	$ (4.2)
Weighted average assumptions used to determine benefit obligations:
Discount rate	4.19%	3.70%